FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available for sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The earn-out liability related to the acquisitions of Optenet and Netonomy are classified within Level 3 because these liabilities are based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities. As of December 31, 2019 the fair value of the consideration was determined according to discounted cash flow since the earn-out will be completely paid by the third quarter of 2020.

The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2019 and 2018, respectively:

	As of December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$61,012	$-	$61,012
Foreign currency derivative contracts	-	(871)	-	(871)
Earn-out liability	-	-	(1,100)	(1,100)

Total financial net assets	$-	$60,141	$(1,100)	$59,041

	As of December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$64,290	$-	$64,290
Foreign currency derivative contracts	-	(324)	-	(324)
Earn-out liability	-	-	(6,051)	(6,051)

Total financial net assets	$-	$63,966	$(6,051)	$57,915

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2019	$6,051

Earn Out liability adjustments due to exchange rates	(113)
Adjustment due to change in forecast and time value of earn-out consideration	(4,838)

Balance at December 31, 2019	$1,100